Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2015 and 2014:

As of December 31	2014	2015
(in thousands)	EUR	EUR
Finance receivables, gross	256,703	411,654
Unearned interest	(5,355)	(7,095)
Finance receivables, net	251,348	404,559
Current portion of finance receivables, gross	198,803	285,966
Current portion of unearned interest	(2,716)	(5,443)
Non-current portion of finance receivables, net	55,261	124,036

Finance Receivables Due for Payment
At December 31, 2015, finance receivables due for payment in each of the next 5 years and thereafter are as follows:

(in thousands)	EUR

2016	285,966
2017	110,388
2018	15,300
2019	—
2020	—
Thereafter	—
Finance receivables, gross	411,654